Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Non-Current Assets
Rental deposits	$ 1,215	¥ 8,355	¥ 7,790
Non-current portion of prepayments to suppliers and other business related expenses	1,323	9,099	4,754
Long-term receivable from an unrelated party	873	6,000
Total	$ 3,411	¥ 23,454	¥ 12,544
Long term receivable unrelated party (in year)	2 years
The interest rate of Loan granted to the unrelated party (in percent)	10.00%